BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1 -        BASIS OF PRESENTATION AND LIQUIDITY

The information in these condensed consolidated financial statements includes the results of operations of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively the “Company” or “Elite”) for the three and nine months ended December 31, 2011 and 2010. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to rules and regulations of the Securities and Exchange Commission in accordance with accounting principles generally accepted for interim financial statement presentation. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows of the Company for the periods presented have been included.

The financial results for the interim periods are not necessarily indicative of the results to be expected for the full year or future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as and for the fiscal year ended March 31, 2011 included herewith. There have been no changes in significant accounting policies since March 31, 2011.

The Company does not anticipate being profitable for the fiscal year ending March 31, 2012; therefore a current provision for income tax was not established for the three and nine months ended December 31, 2011. Only the minimum liability required for state corporation taxes was considered.

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of December 31, 2011, the Company had a working capital deficit of $3.2 million, losses from operations totaling $1.4 million for the nine months ended December 31, 2011, other expenses totaling $6.7 million for the nine months ended December 31, 2011, and a net loss of $8.1 million for the nine months ended December 31, 2011. The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Please note that revenues and operating profits for the foreseeable future are expected to be significantly and adversely effected by the U.S. Food and Drug Administration’s (“FDA”) removal of the Lodrane® extended release product line from the market. The Lodrane® extended release products, which constituted approximately 97% of the Company’s revenues at the time of FDA’s directive, were included on a list of approximately 500 cough/cold and allergy products which are being removed from the U.S. market pursuant to a directive from the FDA issued on March 4, 2011.

In addition, the Company has received Notice of Default from the Trustee of the NJED Bonds as a result of the utilization of the debt service reserve being used to pay semi-annual interest payments due on September 1st and March 1st of each year. The debt service reserve was first used to make such semi-annual interest payments on March 1, 2009 and has been utilized for all semi-annual interest payments due since September 1, 2009. As of December 31, 2011, there have been 6 separate interest payments, totaling $694k for which the debt service reserve was utilized to make such payments as a result of the Company’s not having sufficient funds available to make such payments when due.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2010, totaling $225k and requested that the Trustee withdraw such funds from the debt service reserve. The Company’s request was denied and accordingly the principal payment due on September 1, 2010, totaling $225k was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, totaling $470k, with such amount including the principal payments due on September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and accordingly, the principal payment totaling $470k was not made.

The Company has requested a postponement of principal payments due on September 1, 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default on the NJEDA Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Please refer to Note 5 to our financial statements for a more detailed discussion of the NJEDA Bonds and Notice of Default. Please also note that the working capital deficit of $3.2 million as of December 31, 2011, includes the entire principal amount due in relation to the NJEDA Bonds. This amount, totaling $3.4 million was first classified as a current liability as of March 31, 2010, due to the Notice of Default received from the Trustee in relation to the NJEDA Bonds.

As of December 31, 2011, we had cash reserves of $0.6 million. The completion of all transactions contemplated by the Epic Strategic Alliance agreement is expected to provide additional funds to permit us to continue development our product pipeline. Despite the successful completion of the initial, second and third closings of the Epic Strategic Alliance Agreement, and the first three of a total of twelve quarterly payments of $62,500 each, there can be no assurances that Elite will be able to consummate the remaining nine quarterly payments due under the Epic Strategic Alliance Agreement. If such transactions are consummated, we will receive additional cash proceeds of $0.5625 million. Even if we were to receive the remaining nine quarterly payments due pursuant to the Epic Strategic Alliance Agreement, we still may be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all..

On December 30, 2011, Elite entered into a securities purchase agreement (the “Socius Agreement”) with Socius CG II, Ltd. (“Socius”), under which, subject to the terms of the Socius Agreement, Elite may sell up to $5 million on non-convertible Series F preferred stock (the “Series F Preferred Stock”) to Socius. Such terms include, without limitation, the filing and effectiveness of a registration, as a prerequisite of any sales of Series F Preferred Stock to Socius. There can be no assurance that Elite will be able to meet the terms and conditions representing such prerequisites of any sales of Series F Preferred Stock to Socius. Even if Elite were to sell to Socius up to $5 million of Series F Preferred Stock, it still may be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all.

Furthermore, with regards to our product pipeline, please note that significant delays in the commercialization of Naltrexone 50 mg have occurred as a result of a notification received from the FDA reclassifying to a Prior Approval Supplement, the Company’s Changes Being Effected in 30 Days Supplement (“CBE-30”) related to a change in the manufacturing and packaging site this product.

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued (please see note 12).